Long-term prepayments and other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Profit sharing right asset and other consideration receivables for disposal of Finance Business (due from a related party (Note 9))	¥ 491,656		¥ 510,908
Long-term prepaid advertising fee	0		188,205
Prepayment for investments	75,000		10,000
Rental deposits	17,537		27,559
Prepayment for purchase of property and equipment	10,764		1,553
Deferred tax assets, net	42,953		11,857
Others	1,568		5,178
Total	¥ 639,478	$ 93,174	¥ 755,260